Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.49425%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,946,174.34

Principal:
Principal Collections	$25,050,818.76
Prepayments in Full	$12,201,866.70
Liquidation Proceeds	$706,837.26
Recoveries	$133,619.86
Sub Total	$38,093,142.58
Collections	$41,039,316.92

Purchase Amounts:
Purchase Amounts Related to Principal	$373,696.27
Purchase Amounts Related to Interest	$2,127.12
Sub Total	$375,823.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,415,140.31

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,415,140.31
Servicing Fee	$902,335.85	$902,335.85	$0.00	$0.00	$40,512,804.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$40,512,804.46
Interest - Class A-2a Notes	$240,904.61	$240,904.61	$0.00	$0.00	$40,271,899.85
Interest - Class A-2b Notes	$153,071.83	$153,071.83	$0.00	$0.00	$40,118,828.02
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$38,736,870.27
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$38,394,089.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,394,089.27
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$38,265,822.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,265,822.60
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$38,176,345.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,176,345.93
Regular Principal Payment	$34,528,080.25	$34,528,080.25	$0.00	$0.00	$3,648,265.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,648,265.68
Residual Released to Depositor	$0.00	$3,648,265.68	$0.00	$0.00	$0.00
Total		$41,415,140.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,528,080.25
Total					$34,528,080.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,228,238.44	$63.55	$240,904.61	$0.76	$20,469,143.05	$64.31
Class A-2b Notes	$14,299,841.81	$63.55	$153,071.83	$0.68	$14,452,913.64	$64.23
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$34,528,080.25	$21.87	$2,336,458.53	$1.48	$36,864,538.78	$23.35

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$111,616,033.40	0.3506850	$91,387,794.96	0.2871302
Class A-2b Notes	$78,904,133.20	0.3506850	$64,604,291.39	0.2871302
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$946,940,166.60	0.5997658	$912,412,086.35	0.5778966

Pool Information
Weighted Average APR	3.367%	3.362%
Weighted Average Remaining Term	45.98	45.13
Number of Receivables Outstanding	48,759	47,851
Pool Balance	$1,082,803,016.92	$1,043,877,775.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$990,812,158.42	$955,700,199.56
Pool Factor	0.6266222	0.6040960

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$88,177,576.13
Targeted Overcollateralization Amount	$131,465,689.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$131,465,689.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$592,022.24
(Recoveries)		43	$133,619.86
Net Loss for Current Collection Period			$458,402.38
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5080%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5708%
Second Prior Collection Period			0.6868%
Prior Collection Period			0.4631%
Current Collection Period			0.5173%
Four Month Average (Current and Prior Three Collection Periods)			0.5595%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1740	$6,156,259.07
(Cumulative Recoveries)			$469,462.90
Cumulative Net Loss for All Collection Periods			$5,686,796.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3291%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,538.08
Average Net Loss for Receivables that have experienced a Realized Loss			$3,268.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	396	$9,783,556.51
61-90 Days Delinquent	0.12%	43	$1,242,702.59
91-120 Days Delinquent	0.02%	11	$258,939.82
Over 120 Days Delinquent	0.05%	17	$475,855.21
Total Delinquent Receivables	1.13%	467	$11,761,054.13

Repossession Inventory:
Repossessed in the Current Collection Period		32	$882,654.81
Total Repossessed Inventory		54	$1,538,971.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1206%
Prior Collection Period			0.1395%
Current Collection Period			0.1484%
Three Month Average			0.1361%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1894%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer